TRADE DEPOSITS	12 Months Ended
Dec. 31, 2011
Trade Deposit [Abstract]
TRADE DEPOSITS
(4)	TRADE DEPOSITS

Trade deposits consist of the following (in thousands):

	December 31,	December 31,
	2011	2010
Trade deposits	3,482	4,806

	$3,482	$4,806

Trade deposits consist of deposits made to third-party manufacturers in order for them to manufacture on behalf of the Company. As of December 31, 2011 and December 31, 2010, the Company had trade deposits with 16 and 24 manufacturers, respectively. 86.0% of the balance as of December 31, 2011 was made to 7 manufacturers, while 57.3% of the balance as of December 31, 2010 was made to 4 manufacturers.